UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Ave., Suite 2400

New York, NY 10151

 (Address of principal executive offices)

(Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400,

New York, NY 10151

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 605-7100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST
				Schedule of Investments
				March 31, 2018 (Unaudited)
Shares/Principal Amount		Basis	Market Value	% of Assets

COMMON STOCKS

Banks & Thrifts
3,966	Anchor Bancorp *	$ 21,973	$ 97,988
17,807	Hope Bancorp, Inc.	65,849	323,909
		87,822	421,897	0.77%
Conglomerate
5,255	Regency Affiliates, Inc.	20,665	39,413
100	Steel Partners Holding L.P. *	1,109	1,790
		21,774	41,203	0.08%
Energy
2,000	Civeo, Corp. *	1,704	7,540
23,000	Diamond Offshore Drilling, Inc. *	342,190	337,180
75,772	Dorian LPG Ltd. *	564,527	567,532
191,488	Ensco PLC	907,784	840,632
229,128	Era Group *	2,274,390	2,142,347
230,612	Gulf Island Fabrication, Inc. *	1,649,497	1,637,345
600	Gulfmark Offshore, Inc. *	16,832	17,400
207,254	Permian Basin Royalty Trust	1,559,638	2,000,001
177,512	San Juan Royalty Trust	794,118	1,402,345
7,052	Seacor Holdings, Inc. *	192,816	360,357
1,000	Tidewater, Inc. *	27,233	28,610
		8,330,729	9,341,289	17.13%
Financial Services
56,789	BKF Capital Group, Inc. (a) *	1,073,814	647,395
303,342	SWK Holdings Corp. *	2,652,764	3,276,093
		3,726,578	3,923,488	7.19%
Information Technology Services
38,770	Computer Task Group, Inc. *	165,930	317,526	0.58%

Insurance
4,285	American National Insurance, Co.	497,389	501,174
1,600	Atlas Financial Holdings, Inc. *	18,176	16,560
44,272	EMC Insurance Group	540,568	1,198,886
1,416,585	First Acceptance Corp. *	1,927,299	1,204,097
3,000	Genworth Financial, Inc. *	87,876	84,900
23,547	Hallmark Financial Services, Inc. *	143,011	210,039
13,363	Independence Holdings Co. *	57,026	476,391
32,728	Kansas City Life Insurance Co.	1,286,514	1,472,433

35,375	National Security Group, Inc.	281,745	567,062
6,100	Old Republic International Corp.	44,622	130,845
		4,884,226	5,862,387	10.75%
Power Equipment
733,017	Global Power Equipment Group, Inc. *	1,249,558	2,045,118
27,600	Powell Industries, Inc.	640,364	740,784
		1,889,922	2,785,902	5.11%
Real Estate
26,707	Getty Realty Corp.	349,438	673,550
100	The St Joe Co. *	1,858	1,885
		351,296	675,435	1.24%
Retail
862,253	Christopher & Banks Corp. *	1,005,304	922,611
209,720	Stage Stores	454,400	457,190
12,000	The Buckle, Inc.	168,360	265,800
		1,628,064	1,645,601	3.02%
Security Services
67,721	Costar Technologies, Inc. *	484,731	565,470	1.04%

Steel Works, Blast Furnaces, & Rolling Mills
17,505	Friedman Industries, Inc.	79,875	102,754	0.19%

Transportation
133	New Patriot Transportation Holdings, Inc. *	2,394	2,527
73,128	Seacor Marine Holdings *	940,662	1,390,895
		943,056	1,393,422	2.56%

Total for Common Stock		$ 22,594,003	$ 27,076,374	49.65%

Closed-End & Exchange Traded Funds
25,659	Adams Natural Resources Fund, Inc.	429,745	467,258
79,411	ASA Gold & Precious Metals, Ltd. *	648,688	827,463
4,378	Barings Participation Investor *	56,770	64,357
31,651	Central & Eastern Europe Fund, Inc. *	609,525	811,215
21,065	MVC Capital, Inc. *	144,887	209,175
24,000	Sprott Gold Miners ETF *	456,508	470,640
13,800	Sprott Junior Gold Miners ETF *	410,448	413,310
		2,756,571	3,263,418	5.98%

Total for Closed-End & Exchange Traded Funds		$ 2,756,571	$ 3,263,418	5.98%

Warrants
9,414	Gulfmark Offshore, Inc. Warrant	18,035	10,355
13,355	Tidewater, Inc. New Warrant A	$ 94,078	$ 46,743
14,438	Tidewater, Inc. New Warrant B	$ 84,269	$ 44,788
		$ 196,382	$ 101,886	0.19%

Total For Warrants			$ 196,382	$ 101,886	0.19%

SHORT TERM INVESTMENTS
Money Market Fund
24,189,850	First American Government Obligation Fund Class Z 0.61% **		$ 24,189,850	$ 24,189,850
1,000,000	Invesco Liquid Assets Portfolio 0.61% **		$ 1,000,000	$ 1,000,000
			$ 25,189,850	$ 25,189,850	46.19%

Total for Short Term Investments			$ 25,189,850	$ 25,189,850	46.19%

	Total Investments ***		$ 50,736,806	$ 55,631,528	102.02%

	Liabilities In Excess of Other Assets			$ (1,100,477)	-2.02%

	Net Assets			$ 54,531,051	100.00%

(a) Level 2 Security
* Non-Income producing securities.
** Dividend Yield

***At March 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $50,736,806 amounted to $4,894,721, which consisted of aggregate gross unrealized appreciation of $6,720,964 and aggregate gross unrealized depreciation of $1,826,242.

NOTES TO FINANCIAL STATEMENTS
Pinnacle Value Fund
1. SECURITY TRANSACTIONS

At March 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $50,736,805 amounted to $4,894,721, which consisted of aggregate gross unrealized appreciation of $6,720,964 and aggregate gross unrealized depreciation of $1,826,242.

2. SECURITY VALUATION

The Fund will primarily invest in equities and convertible securities.  Investments in securities are carried at market value. Securities traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  When market quotations are not readily available, when Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service uses electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading lots of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value determined in good faith by Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which are within 60 days of maturity, are valued by using the amortized cost method.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Equity (a)		$ 26,428,979	647,395	$0	$ 27,076,374
Closed-end & Exchange Traded Funds		$ 3,263,418	$0	$0	$ 3,263,418
Warrants		$ 101,886	$0	$0	$ 101,886
Money Market Funds		$ 25,189,850	$0	$0	$25,189,850

Investments at Market	$ 54,984,133	$ 647,395	$0	$ 55,631,528
(a) See Schedule of Investments for industry breakout.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date April 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date April 4, 2018

* Print the name and title of each signing officer under his or her signature.